Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net income (loss)	$ (57,420,886)	¥ (394,797,299)	¥ 422,506,242	¥ 230,045,429
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	5,278,097	36,289,554	32,572,171	29,679,790
Allowance for doubtful accounts	8,612,364	59,214,311	3,997,417
Impairment loss of goodwill	38,966,995	267,917,575	0	0
(Income) loss from equity in affiliates	16,505,877	113,486,155	(2,579,447)	(1,539,316)
Gain from disposal of subsidiaries and investment in affiliates	(152,988)	(1,051,867)
Loss on investment in equity securities	218,166	1,500,000		198,208
Share-based compensation	2,633,836	18,108,942	30,455,939	21,423,694
Changes in operating assets and liabilities:
Accounts receivable	(976,493)	(6,713,876)	(1,400,646)	(25,988,894)
Other receivables	1,418,021	9,749,600	48,869,539	(57,915,196)
Other assets	(1,506,712)	(10,359,399)	(16,663,128)	3,173,970
Short term investments - trading securities			5,210,000	1,566,400
Amounts due from related party	3,897,947	26,800,336	(104,991,509)	(118,339,158)
Accrued payroll and welfare expenses	(13,972,021)	(96,064,627)	110,854,278	20,985,042
Income tax payable	7,077,740	48,663,004	41,092,965	34,794,805
Other tax payable	(2,199,718)	(15,124,159)	(864,098)	18,969,276
Deferred revenue	(500,323)	(3,439,970)	(17,576,440)	(19,609,354)
Uncertain tax position			(5,938,816)	566,563
Return on investment in affiliates			1,364,431
Other current liabilities	1,827,907	12,567,773	45,400,912	(17,942,451)
Deferred Revenue from related parties	(14,638,501)	(100,647,014)	37,406,237	83,040,705
Deferred taxes	(4,919,013)	(33,820,672)	(12,188,991)	(14,845,784)
Net cash provided by (used in) operating activities	(9,849,705)	(67,721,633)	617,527,056	188,263,729
Cash flows from investing activities:
Purchases of property and equipment and intangible assets	(1,353,870)	(9,308,534)	(39,065,784)	(52,634,072)
Purchase of held-to-maturity investments			(173,745,612)	(1,000,000)
Collection of held-to-maturity investments	535,234	3,680,000	185,342,000	98,400,000
Purchase of long-term investment			(3,000,000)	(10,000,000)
Proceeds of long-term investment	698,131	4,800,000	8,200,000
Collection of entrusted investments				1,800,000
Purchases of available-for-sale investments			(3,000,000)
Proceeds from available-for-sale investments			3,000,000
Payment for investment in affiliates	(31,401,353)	(215,900,000)	(20,714,800)	(48,809,623)
Proceeds from disposal of investment in affiliates	31,805,500	218,678,718	3,225,000	6,500,000
Origination of short-term loan	(436,332)	(3,000,000)	(300,000,000)
Collection of short-term loan			300,000,000
Acquisition of subsidiaries, net of cash payment				(2,048,328)
Long term prepayment			(1,157,786)	(4,360,767)
Proceeds from disposal of subsidiary, net of cash disposed	31,732	218,171
Collection (payment) of advanced payment for acquisition	18,180	125,000	(125,000)	17,328,600
Loan to related parties	(96,162,776)	(661,167,166)	(33,000,000)
Collection of loan to related parties	90,589,906	622,850,900
Loan to noncontrolling interest shareholder	(270,348)	(1,858,779)		(3,297,719)
Net cash provided by (used in) investing activities	(5,945,996)	(40,881,690)	(74,041,982)	1,878,091
Cash flows from financing activities:
Capital contribution from noncontrolling interest shareholder	270,348	1,858,779		6,979,904
Dividend paid to Jupai shareholders	(18,377,647)	(126,355,510)	(111,196,228)
Dividend paid to noncontrolling interest shareholder			(16,152,503)
Proceeds from private placement				114,399,705
Payments of private placement cost				(10,078,713)
Purchase of noncontrolling interest shareholder			(5,477,473)
Prepayment of purchase of noncontrolling interests	(29,089)	(200,000)
Proceeds from option exercise	475,196	3,267,210	11,678,547	3,105,533
Net cash provided by (used in) financing activities	(17,661,192)	(121,429,521)	(121,147,657)	114,406,429
Effect of exchange rate changes	701,133	4,820,616	(17,726,303)	23,120,744
Net increases (decrease) in cash, cash equivalents and restricted cash	(32,755,760)	(225,212,228)	404,611,114	327,668,993
Cash, cash equivalents and restricted cash-beginning of the year	222,205,988	1,527,777,270	1,123,166,156	795,497,163
Cash, cash equivalents and restricted cash-end of the year	189,450,228	1,302,565,042	1,527,777,270	1,123,166,156
Supplemental disclosure of cash flow information:
Cash paid for income taxes	16,778,827	115,362,823	100,033,351	62,496,548
Non-cash investing and financing activities:
Disposal of a subsidiary included in other receivables	436,332	3,000,000	2,000,000	1,194,149
Unpaid cash dividend				10,160,503
Disposal of an investment included in other receivables	290,888	2,000,000	2,000,000
Purchase of subsidiary shares from noncontrolling interests by settlement of the loan to noncontrolling interest shareholder			3,297,719
Reconciliation of Cash and cash equivalents and restricted cash reported within the consolidated balance sheets
Cash and Cash Equivalents and Restricted Cash	$ 222,205,988	¥ 1,527,777,270	¥ 1,123,166,156	¥ 795,497,163